Income taxes (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of provision for income taxes

	December 31,	December 31,
	2020	2019
Federal
Current	$—	$—
Deferred	(21,711)	(257)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	21,711	257
Income tax provision	$—	$—

Schedule of reconciliation of the statutory tax rate to the effective rate

A reconciliation of the statutory tax rate to the effective rate is as follows for the fiscal years ended March 31:

	2021	2020
Federal income tax statutory rate	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.7%	1.4%
Foreign subsidiary earnings	2.1%	0.4%
Return to provision adjustments	(4.9)%	(1.5)%
Impact of change in tax rates	0.3%	8.2%
Other, net	(1.0)%	0.1%
Effective income tax rate	19.2%	29.6%

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Meals and entertainment	0.0%	0.0%
Valuation allowance	(21.0)	(21.0)
Income tax provision	0.0%	0.0%

Schedule of significant components of the deferred income tax liability

Significant components of the Company’s deferred income tax liability at March 31 are as follows:

	2021	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	785,902	481,360
Fair value of swaps	1,046,459	1,718,059
Compensation	44,375	20,682
Charitable contributions	8,951	—
Unrealized foreign exchange losses	51,924	—
Total deferred tax assets	1,937,611	2,220,101
Deferred tax liabilities:
Fixed assets and leasehold improvements	(44,393)	(72,006)
Intangible assets	(21,628,755)	(18,563,334)
Deferred charges	—	—
Total deferred tax liabilities	(21,673,148)	(18,635,340)
Net deferred tax liabilities	(19,735,537)	(16,415,239)

	December 31,	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$17,142	$257
Unrealized gain on marketable securities	(1,389)	—
Startup and organizational costs	6,215	—
Total deferred tax assets	21,968	257
Valuation Allowance	(21,968)	(257)
Deferred tax assets	$—	$—

Reservoir Holdings Inc And Subsidiaries
Schedule of domestic and foreign income before income taxes

The following table presents domestic and foreign income before income taxes for the fiscal years ended March 31:

	2021	2020
	$	$
Domestic	11,126,090	12,174,556
Foreign	1,663,697	2,035,352
Income before income taxes	12,789,787	14,209,908

Schedule of provision for income taxes

The provision for income taxes consists of the following for the fiscal years ended March 31:

	2021	2020
	$	$
Current income taxes:
U.S. federal	(216,528)	236,057
State and local	8,827	192,141
Foreign	581,232	119,709
Total current	373,531	547,907
Deferred income taxes:
U.S. federal	2,188,194	2,775,979
State and local	259,182	(114,785)
Foreign	(366,754)	990,040
Total deferred	2,080,622	3,651,234
Income tax expense	2,454,153	4,199,141

Schedule of reconciliation of the statutory tax rate to the effective rate

A reconciliation of the statutory tax rate to the effective rate is as follows for the fiscal years ended March 31:

	2021	2020
Federal income tax statutory rate	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.7%	1.4%
Foreign subsidiary earnings	2.1%	0.4%
Return to provision adjustments	(4.9)%	(1.5)%
Impact of change in tax rates	0.3%	8.2%
Other, net	(1.0)%	0.1%
Effective income tax rate	19.2%	29.6%

Schedule of significant components of the deferred income tax liability

Significant components of the Company’s deferred income tax liability at March 31 are as follows:

	2021	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	785,902	481,360
Fair value of swaps	1,046,459	1,718,059
Compensation	44,375	20,682
Charitable contributions	8,951	—
Unrealized foreign exchange losses	51,924	—
Total deferred tax assets	1,937,611	2,220,101
Deferred tax liabilities:
Fixed assets and leasehold improvements	(44,393)	(72,006)
Intangible assets	(21,628,755)	(18,563,334)
Deferred charges	—	—
Total deferred tax liabilities	(21,673,148)	(18,635,340)
Net deferred tax liabilities	(19,735,537)	(16,415,239)

Schedule of net operating loss carry forwards

At March 31, 2021, the Company has income tax Net operating loss carry forwards of $48,971,281 related to the US operations. The Company has recorded a deferred tax asset of $785,902 reflecting the benefit of $48,971,281 in loss carry forwards. Such net operating loss carry forwards will expire as follows:

Federal	$1,795,951	No expiration date
New York	46,903,391	2035 – 2040
California	151,988	2040
Tennessee	119,951	2035